Schedule of Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses
Insurance	$ 791,423	$ 808,480
Consulting	325,100
Marketing		91,667
Others	160,206	171,889
Prepaid expenses	1,276,729	1,072,036
Less: Current portion	862,400	659,536
Total non-current portion	$ 414,329	$ 412,500